Debt, Cargill Facility (Details) - USD ($)			12 Months Ended
	May 01, 2024	Jun. 29, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt [Abstract]
Proceeds from sale of vessel			$ 0	$ 0	$ 71,714,000
Current portion of vessel fair value participation liability			0	5,000,000
Amortization of debt discount			$ 1,419,000	3,537,000	0
Cargill Facility [Member]
Debt [Abstract]
Term of time charter			5 years
Bareboat hire rate per day		$ 8,600
Obligation to buy back vessel at end of term of time charter		22,680,000
Percentage of excess fair market value of vessel to be shared			25.00%
Vessel fair value participation liability					$ 3,271,000
Increase in vessel fair value participation liability				1,729,000
Current portion of vessel fair value participation liability				5,000,000
Cargill Facility [Member] | Interest and Finance Costs [Member]
Debt [Abstract]
Amortization of debt discount			$ 1,419,000	$ 3,537,000
Cargill Facility [Member] | M/T Eco Marina Del Rey [Member]
Debt [Abstract]
Proceeds from sale of vessel		$ 32,387,000
Current portion of vessel fair value participation liability	$ 4,956,000
Purchase price of vessel	$ 22,671,000